5. Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 410,381	$ 432,870
Allowance for loan losses	4,829	5,654
Net deferred fees	714	787
Total allowances and net deferred fees	5,543	6,441
Loans, net	404,838	426,429
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	1,314	5,823
60 to 89 Days Past Due	404	2,528
Greater Than 90 Days	5,934	8,450
Total Past Due	7,652	16,801
Current	402,729	416,069
Total Financing Receivables	410,381	432,870
Recorded Investment > 90 Days and Accruing	2,210	0
Non-accrual loans	3,999	9,456
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	142	139
Analysis of past due loans [Abstract]
Total Financing Receivables	142	139
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	359,027	373,853
Analysis of past due loans [Abstract]
Total Financing Receivables	359,027	373,853
Real Estate Secured [Member] | Residential 1-4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	186,695	194,287
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	841	4,193
60 to 89 Days Past Due	242	1,580
Greater Than 90 Days	1,000	2,545
Total Past Due	2,083	8,318
Current	184,612	185,969
Total Financing Receivables	186,695	194,287
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	1,275	2,675
Real Estate Secured [Member] | Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,630	23,895
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	0
Total Past Due	0	0
Current	22,630	23,895
Total Financing Receivables	22,630	23,895
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Real Estate Secured [Member] | Construction and Land Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	15,978	19,163
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	39	49
60 to 89 Days Past Due	0	61
Greater Than 90 Days	0	37
Total Past Due	39	147
Current	15,939	19,016
Total Financing Receivables	15,978	19,163
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	71
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	72,383	73,031
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	14	514
60 to 89 Days Past Due	0	485
Greater Than 90 Days	3,868	5,014
Total Past Due	3,882	6,013
Current	68,501	67,018
Total Financing Receivables	72,383	73,031
Recorded Investment > 90 Days and Accruing	2,210	0
Non-accrual loans	1,658	5,856
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	28,818	38,025
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	0
Total Past Due	0	0
Current	28,818	38,025
Total Financing Receivables	28,818	38,025
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Real Estate Secured [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,934	8,169
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	160	88
60 to 89 Days Past Due	1	37
Greater Than 90 Days	18	5
Total Past Due	179	130
Current	6,755	8,039
Total Financing Receivables	6,934	8,169
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	18	5
Real Estate Secured [Member] | Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	13,395	6,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	24
60 to 89 Days Past Due	30	0
Greater Than 90 Days	10	17
Total Past Due	40	41
Current	13,355	5,959
Total Financing Receivables	13,395	6,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	10	17
Real Estate Secured [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	12,194	11,283
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	56
60 to 89 Days Past Due	47	7
Greater Than 90 Days	564	303
Total Past Due	611	366
Current	11,583	10,917
Total Financing Receivables	12,194	11,283
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	564	303
Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	51,212	58,878
Analysis of past due loans [Abstract]
Total Financing Receivables	51,212	58,878
Secured (Other) and Unsecured [Member] | Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	17,887	20,914
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	118	264
60 to 89 Days Past Due	23	141
Greater Than 90 Days	12	163
Total Past Due	153	568
Current	17,734	20,346
Total Financing Receivables	17,887	20,914
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	12	163
Secured (Other) and Unsecured [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	29,977	35,144
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	142	590
60 to 89 Days Past Due	54	217
Greater Than 90 Days	462	366
Total Past Due	658	1,173
Current	29,319	33,971
Total Financing Receivables	29,977	35,144
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	462	366
Secured (Other) and Unsecured [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,490	2,959
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	45
60 to 89 Days Past Due	7	0
Greater Than 90 Days	0	0
Total Past Due	7	45
Current	3,483	2,914
Total Financing Receivables	3,490	2,959
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	$ 0	$ 0